SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Leases (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 USD ($)	Jan. 01, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Leases
Total cash originations from sales-type and direct financing leases	¥ 365,525	$ 52,504
Total Cash Receipts From Sales-Type And Direct Financing Leases	620,896	$ 89,186
Assets:
Prepayments and other current assets	2,582,577		$ 370,964	¥ 1,685,408	¥ 1,904,846
Operating lease ROU assets	4,378,804		628,976	3,568,886
Liabilities:
Operating lease liabilities (current)	(1,035,252)		(148,705)	(641,323)
Operating lease liabilities (non-current)	(3,482,634)		(500,249)	(2,955,716)
Accrued expenses and other liabilities	(2,023,263)		$ (290,622)	(1,991,194)	(2,238,785)
Previously reported/Legacy GAAP
Assets:
Prepayments and other current assets	2,818,815			1,904,846
Liabilities:
Accrued expenses and other liabilities	(2,398,584)			¥ (2,238,785)
Adjustments
Assets:
Prepayments and other current assets	(236,238)				(219,438)
Operating lease ROU assets	4,378,804				3,568,886
Liabilities:
Operating lease liabilities (current)	(1,035,252)				(641,323)
Operating lease liabilities (non-current)	(3,482,634)				(2,955,716)
Accrued expenses and other liabilities	¥ 375,321				¥ 247,591